Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations (in thousands, except per share amounts):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net income attributable to stockholders - basic	$103	$9,769
Net income attributable to convertible OP units(1)	14	1,430
Net income - diluted	$117	$11,199
Denominator:
Weighted-average shares - basic	93,490	96,652
OP units(1)	13,354	14,283
Dilutive restricted stock awards	151	141
Adjusted weighted-average shares - diluted	106,995	111,076
Earnings per common share:
Basic and diluted income per share	$0.00	$0.10
(1) OP units include units that are convertible into common stock or cash, at the Operating Partnership’s option. The Operating Partnership income or loss attributable to these OP units, which is included as a component of Net Income Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all periods presented.

The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the years ended December 31, 2020, 2019, and 2018 (in thousands, except per share amounts):

	2020	2019	2018
Numerator:
Net income (loss) attributable to stockholders - basic	$4,772	$(63,532)	$39,138
Net income (loss) attributable to convertible OP units(1)	690	(9,583)	8,136
Net income (loss) - diluted	$5,462	$(73,115)	$47,274
Denominator:
Weighted-average shares - basic	96,760	94,636	65,534
OP units(1)	14,255	14,403	14,818
Dilutive restricted stock awards	141	—	104
Adjusted weighted-average shares - diluted	111,156	109,039	80,456
Earnings per common share:
Basic income (loss) per share	$0.05	$(0.67)	$0.60
Diluted income (loss) per share	$0.05	$(0.67)	$0.59
(1)OP units include units that are convertible into common stock or cash, at the Operating Partnership’s option. The Operating Partnership income or loss attributable to these OP units, which is included as a component of Net Income (Loss) Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all years presented.